Investments - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Feb. 01, 2019
Schedule of Equity Method Investments [Line Items]
Proceeds from sales of investments	$ 0	$ 74	$ 0
Share price (in usd per share)					$ 568
JWH midstream LLC (JWH)
Schedule of Equity Method Investments [Line Items]
Business acquisition, percent acquired	50.00%
Equity method investments				$ 17
Payments to terminate involvement in partnership	$ 7
Impairment expense	24
FTS international, inc.
Schedule of Equity Method Investments [Line Items]
Investment, ownership percentage		20.00%	29.00%
Investment, realized gain (loss)		$ 61
Number of shares sold (in shares)		4.3
Proceeds from sales of investments		$ 74
Shares owned (in shares)		22.0
Equity securities, cost	$ 65
Share price (in usd per share)	$ 1.04
Impairments of investments	$ 43
FTS international, inc. | IPO
Schedule of Equity Method Investments [Line Items]
Investment, ownership percentage		24.00%
Investment, realized gain (loss)		$ 78